Segment information (Primary segment) (Details) € in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€) segment operating_area	Jun. 30, 2020 EUR (€)
Operating segments
Number of operating segments | segment	5
Number of operating areas | operating_area	4
Revenue	€ 31,834	€ 35,368
Operating profit/(loss) before tax	6,914	(6,410)
Profit/(loss) attributable to the parent	3,675	(10,798)
Provisions or reversal of provisions, net	1,490	614
Adjustments for impairment loss recognised in profit or loss, goodwill		(10,100)
Impairment of deferred tax assets		2,500
Operating segment
Operating segments
Revenue	31,834	35,368
Operating profit/(loss) before tax	7,629	3,842
Profit/(loss) attributable to the parent	4,205	1,909
Adjustments
Operating segments
Revenue	0	0
Operating profit/(loss) before tax	(715)	(10,252)
Profit/(loss) attributable to the parent	(530)	(12,707)
Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net		(106)
United Kingdom And Portugal | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net	(530)
UK | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net		(55)
POLAND | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net		(10)
Rest of Europe | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net		(13)
Europe | Operating segment
Operating segments
Revenue	10,862	10,866
Operating profit/(loss) before tax	2,151	800
Profit/(loss) attributable to the parent	1,426	529
North America | Operating segment
Operating segments
Revenue	7,315	8,315
Operating profit/(loss) before tax	2,545	878
Profit/(loss) attributable to the parent	1,628	616
South America | Operating segment
Operating segments
Revenue	10,580	12,902
Operating profit/(loss) before tax	3,113	2,460
Profit/(loss) attributable to the parent	1,645	1,382
Digital Consumer Bank Segment | Operating segment
Operating segments
Revenue	3,245	3,119
Operating profit/(loss) before tax	1,008	889
Profit/(loss) attributable to the parent	569	507
Corporate Centre | Operating segment
Operating segments
Revenue	(168)	165
Operating profit/(loss) before tax	(1,188)	(1,185)
Profit/(loss) attributable to the parent	€ (1,063)	(1,125)
Santander Consumer Finance | Adjustments | Provision for restructuring
Operating segments
Provisions or reversal of provisions, net		€ (28)